Schedule of useful lives of intangible assets (Details)	12 Months Ended
Mar. 31, 2022
Agent / Supplier Relationships [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	2 years 6 months
Agent / Supplier Relationships [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	10 years
Noncompete Agreements [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	3 years 6 months
Noncompete Agreements [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	6 years 6 months
Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, Re-estimated useful life	10 years
Brand names [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	10 years
Brand names [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	20 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	3 years
Computer software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	3 years
Computer software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	10 years
Customer-related intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	4 years
Customer-related intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, useful life	15 years
Customer-related intangible assets [member] | Minimum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, Re-estimated useful life	4 years
Customer-related intangible assets [member] | Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite-lived intangible asset, Re-estimated useful life	10 years